U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 4, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Investor and Institutional Class of the Direxion Long/Short Global IPO Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2009, filed electronically as Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A on December 23, 2009.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz.

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC